Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
FundX ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FundX ETF (at NAV)
Average Annual Return, Percent	39.03%	11.09%	9.52%
FundX Aggressive ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FundX Aggressive ETF (at NAV)
Average Annual Return, Percent	34.03%	10.99%	8.45%
FundX Conservative ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FundX Conservative ETF (at NAV)
Average Annual Return, Percent	24.66%	6.82%	6.52%
FundX Flexible ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FundX Flexible ETF (at NAV)
Average Annual Return, Percent	10.10%	1.05%	1.95%
Morningstar Global Market Large Mid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid Index
Average Annual Return, Percent	31.36%	11.97%	9.32%
Morningstar Global Market Large Mid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid Index
Average Annual Return, Percent	31.36%	11.97%	9.32%
60/40 S&P 500 TR and Bloomberg Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500 TR and Bloomberg Aggregate Bond Index
Average Annual Return, Percent	25.98%	9.78%	8.89%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%